UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

1.808787.107

EMI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.8%
		Principal Amount (c)	Value
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 2,045,000	$ 2,047,209
5% 10/19/25 (e)		2,875,000	2,817,615
TOTAL BERMUDA			4,864,824
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		2,560,000	2,636,800
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		1,400,000	1,582,000
TOTAL BRAZIL			4,218,800
Cayman Islands - 2.0%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,229,987
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		9,360,000	8,962,200
Odebrecht Finance Ltd.:
6% 4/5/23 (e)		535,000	494,875
7% 4/21/20 (e)		540,000	561,600
7.5% (e)(f)		1,655,000	1,605,350
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,440,000	2,468,182
5.75% 1/20/20		1,495,000	1,551,810
6.875% 1/20/40		2,335,000	2,528,805
8.375% 12/10/18		1,340,000	1,581,200
TOTAL CAYMAN ISLANDS			20,984,009
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (e)		2,110,000	2,563,994
Colombia - 0.4%
BanColombia SA:
4.25% 1/12/16 (e)		1,020,000	994,500
5.95% 6/3/21 (e)		485,000	470,450
6.125% 7/26/20		1,120,000	1,092,000
Ecopetrol SA 7.625% 7/23/19		955,000	1,117,350
TOTAL COLOMBIA			3,674,300
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		1,255,000	1,223,625
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - 1.1%
PT Pertamina Persero:
5.25% 5/23/21 (e)		$ 11,130,000	$ 10,768,275
6.5% 5/27/41 (e)		900,000	873,000
TOTAL INDONESIA			11,641,275
Ireland - 1.2%
SCF Capital Ltd. 5.375% 10/27/17 (e)		5,170,000	4,446,200
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	3,925,050
6.8% 11/22/25 (e)		4,980,000	4,681,200
TOTAL IRELAND			13,052,450
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		1,510,000	1,426,950
Luxembourg - 1.1%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,035,000	1,019,475
9.25% 4/23/19 (e)		1,290,000	1,502,850
Gazprom International SA 7.201% 2/1/20		1,483,757	1,565,364
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,644,188
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,375,325
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,060,800
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,265,000	1,328,250
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,293,975
TNK-BP Finance SA 7.5% 3/13/13 (e)		465,000	475,463
VTB Capital SA 6.465% 3/4/15 (e)		435,000	427,388
TOTAL LUXEMBOURG			11,693,078
Malaysia - 0.4%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		3,195,000	4,160,849
Mexico - 2.6%
Petroleos Mexicanos:
5.5% 1/21/21		2,680,000	2,814,000
5.5% 1/21/21 (e)		11,330,000	11,896,500
6% 3/5/20		2,105,000	2,294,450
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (e)		$ 5,170,000	$ 5,350,950
6.625% (e)(f)		4,855,000	4,818,588
TOTAL MEXICO			27,174,488
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		1,950,000	1,872,000
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	64,310
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		975,000	945,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		5,034,000	5,134,680
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,396,100
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		1,840,000	1,794,000
7% 5/5/20 (e)		1,720,000	1,720,000
8.375% 7/2/13 (e)		1,480,000	1,539,200
9.125% 7/2/18 (e)		3,165,000	3,544,800
11.75% 1/23/15 (e)		1,930,000	2,229,150
Lukoil International Finance BV 6.125% 11/9/20 (e)		1,085,000	1,006,761
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,182,350
7.75% 10/17/16 (Reg. S)		1,720,000	1,874,800
7.75% 1/20/20 (e)		2,900,000	3,219,000
7.875% 6/29/37 (Reg. S)		4,065,000	4,451,175
8% 8/7/19 (e)		1,700,000	1,904,000
TOTAL NETHERLANDS			33,006,076
Philippines - 1.6%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,701,850
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,951,000	5,681,273
7.39% 12/2/24 (e)		6,830,000	7,871,575
TOTAL PHILIPPINES			17,254,698
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		2,310,000	2,513,280
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		1,750,000	2,065,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - 0.4%
Turkiye Garanti Bankasi AS 2.7513% 4/20/16 (e)(g)		$ 4,720,000	$ 4,248,000
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,435,413
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,585,250
United States of America - 2.0%
Drummond Co., Inc.:
7.375% 2/15/16		1,120,000	1,120,000
9% 10/15/14 (e)		1,047,000	1,067,940
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,480,000	10,191,000
8.625% 2/1/22		6,687,000	8,525,925
TOTAL UNITED STATES OF AMERICA			20,904,865
Venezuela - 5.5%
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		3,815,000	2,594,200
5.25% 4/12/17		7,700,000	4,331,250
5.375% 4/12/27		20,680,000	9,461,100
5.5% 4/12/37		28,585,000	12,720,325
8% 11/17/13		1,750,000	1,563,625
8.5% 11/2/17 (e)		28,870,000	18,909,850
12.75% 2/17/22 (e)		12,630,000	9,219,900
TOTAL VENEZUELA			58,800,250
TOTAL NONCONVERTIBLE BONDS (Cost $258,208,387)			252,363,474
Government Obligations - 67.0%

Argentina - 1.7%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		8,630,265	5,868,580
(with partial capitalization through 12/31/13) 8.28% 12/31/33		2,325,574	1,523,251
2.5% 12/31/38 (d)		12,110,000	4,087,125
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
7% 9/12/13		$ 5,705,000	$ 5,451,286
8.75% 6/2/17		1,283,801	1,120,116
TOTAL ARGENTINA			18,050,358
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		3,740,000	4,039,200
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		4,557,000	4,511,430
7.25% 12/15/21 (e)		3,635,000	3,725,875
TOTAL BARBADOS			8,237,305
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		6,380,000	4,593,600
8.95% 1/26/18		2,040,000	1,443,300
TOTAL BELARUS			6,036,900
Belize - 0.1%
Belize Government 6% 2/20/29 (d)(e)		954,700	582,367
Bermuda - 0.4%
Bermuda Government 5.603% 7/20/20 (e)		4,078,000	4,414,435
Brazil - 7.2%
Brazilian Federative Republic:
5.625% 1/7/41		5,205,000	5,621,400
5.875% 1/15/19		3,815,000	4,396,788
7.125% 1/20/37		7,565,000	9,664,288
8% 1/15/18		1,375,833	1,626,923
8.25% 1/20/34		8,180,000	11,513,350
8.75% 2/4/25		4,165,000	5,905,970
8.875% 4/15/24		2,290,000	3,270,120
10.125% 5/15/27		7,955,000	12,529,125
11% 8/17/40		3,865,000	5,072,813
12.25% 3/6/30		8,095,000	14,732,900
12.75% 1/15/20		1,225,000	1,966,125
TOTAL BRAZIL			76,299,802
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	3,977,000
Government Obligations - continued
		Principal Amount (c)	Value
Chile - 0.1%
Chilean Republic 3.25% 9/14/21		$ 1,205,000	$ 1,180,900
Colombia - 3.7%
Colombian Republic:
4.375% 7/12/21		3,490,000	3,559,800
6.125% 1/18/41		5,775,000	6,525,750
7.375% 3/18/19		2,605,000	3,210,663
7.375% 9/18/37		7,430,000	9,659,000
8.125% 5/21/24		2,130,000	2,806,275
10.375% 1/28/33		5,430,000	8,552,250
11.75% 2/25/20		3,593,000	5,515,255
TOTAL COLOMBIA			39,828,993
Congo - 0.6%
Congo Republic 3% 6/30/29 (d)		9,267,250	6,023,713
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (e)		3,665,000	3,316,825
6.625% 7/14/20 (e)		4,980,000	4,656,300
6.75% 11/5/19 (e)		4,890,000	4,695,085
TOTAL CROATIA			12,668,210
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		1,450,000	1,417,375
9.04% 1/23/18 (e)		1,420,870	1,548,748
TOTAL DOMINICAN REPUBLIC			2,966,123
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (e)		1,695,000	1,661,100
El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (e)		1,315,000	1,400,475
7.625% 2/1/41 (e)		1,600,000	1,536,000
7.65% 6/15/35 (Reg. S)		1,725,000	1,673,250
7.75% 1/24/23 (Reg. S)		1,975,000	2,093,500
8.25% 4/10/32 (e)		965,000	1,018,075
TOTAL EL SALVADOR			7,721,300
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,665,000	1,823,175
Government Obligations - continued
		Principal Amount (c)	Value
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		$ 4,285,000	$ 4,113,600
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (e)		2,335,000	2,451,750
Hungary - 0.2%
Hungarian Republic 7.625% 3/29/41		2,565,000	2,484,844
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (e)		2,150,000	2,064,000
Indonesia - 4.7%
Indonesian Republic:
5.875% 3/13/20 (e)		3,185,000	3,439,800
6.625% 2/17/37 (e)		3,765,000	4,226,213
6.75% 3/10/14 (Reg. S)		2,515,000	2,703,625
6.875% 3/9/17 (e)		2,990,000	3,348,800
6.875% 1/17/18 (e)		2,825,000	3,171,063
7.25% 4/20/15 (e)		1,615,000	1,800,725
7.5% 1/15/16 (e)		2,310,000	2,621,850
7.75% 1/17/38 (e)		9,720,000	12,198,600
8.5% 10/12/35 (e)		5,880,000	7,938,000
10.375% 5/4/14 (e)		1,715,000	2,002,263
11.625% 3/4/19 (e)		4,665,000	6,635,963
TOTAL INDONESIA			50,086,902
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,790,000	9,373,050
Lebanon - 1.1%
Lebanese Republic:
4% 12/31/17		4,982,250	4,870,149
9% 3/20/17		2,365,000	2,802,525
11.625% 5/11/16 (Reg. S)		3,290,000	4,194,750
TOTAL LEBANON			11,867,424
Lithuania - 1.1%
Lithuanian Republic:
5.125% 9/14/17 (e)		2,760,000	2,725,500
6.125% 3/9/21 (e)		1,870,000	1,870,000
6.75% 1/15/15 (e)		3,515,000	3,690,750
7.375% 2/11/20 (e)		3,545,000	3,837,463
TOTAL LITHUANIA			12,123,713
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - 7.4%
United Mexican States:
5.125% 1/15/20		$ 9,302,000	$ 10,092,670
5.625% 1/15/17		6,107,000	6,794,038
5.75% 10/12/10		18,204,000	18,021,960
6.05% 1/11/40		16,926,000	19,261,788
6.75% 9/27/34		10,010,000	12,287,275
7.5% 4/8/33		1,485,000	1,963,913
11.375% 9/15/16		2,439,000	3,451,185
11.5% 5/15/26		3,595,000	6,686,700
TOTAL MEXICO			78,559,529
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (e)		2,620,000	2,534,850
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		2,130,000	2,119,350
6.55% 3/14/37		2,130,000	2,481,450
7.35% 7/21/25		3,225,000	3,999,000
8.75% 11/21/33		2,940,000	4,160,100
TOTAL PERU			12,759,900
Philippines - 6.4%
Philippine Republic:
4% 1/15/21		2,380,000	2,362,150
6.375% 1/15/32		2,235,000	2,534,043
6.375% 10/23/34		11,580,000	13,259,100
6.5% 1/20/20		7,115,000	8,235,613
7.75% 1/14/31		8,955,000	11,496,429
8.375% 6/17/19		2,780,000	3,516,700
9.5% 2/2/30		6,910,000	10,105,875
9.875% 1/15/19		2,785,000	3,731,900
10.625% 3/16/25		8,265,000	12,480,150
TOTAL PHILIPPINES			67,721,960
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,735,132
6.4% 1/20/40 (e)		2,095,000	2,539,245
TOTAL QATAR			6,274,377
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 3.2%
Russian Federation:
3.625% 4/29/15 (e)		$ 5,100,000	$ 5,017,380
5% 4/29/20 (e)		7,600,000	7,486,000
7.5% 3/31/30 (Reg. S)		3,532,050	3,970,024
11% 7/24/18 (Reg. S)		1,065,000	1,440,413
12.75% 6/24/28 (Reg. S)		9,329,000	15,560,772
TOTAL RUSSIA			33,474,589
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,257,600
Serbia - 0.8%
Republic of Serbia:
6.75% 11/1/24 (e)		2,542,500	2,339,100
7.25% 9/28/21 (e)		6,330,000	6,013,500
TOTAL SERBIA			8,352,600
South Africa - 0.2%
South African Republic 6.25% 3/8/41		2,100,000	2,341,500
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		3,680,000	3,551,200
8.25% 10/24/12 (e)		1,460,000	1,494,675
TOTAL SRI LANKA			5,045,875
Turkey - 7.4%
Turkish Republic:
5.625% 3/30/21		10,425,000	10,737,750
6% 1/14/41		2,700,000	2,558,250
6.75% 4/3/18		1,615,000	1,780,538
6.75% 5/30/40		4,200,000	4,399,500
6.875% 3/17/36		7,600,000	8,094,000
7% 9/26/16		1,225,000	1,362,813
7% 3/11/19		5,940,000	6,667,650
7% 6/5/20		4,955,000	5,574,375
7.25% 3/15/15		2,095,000	2,317,070
7.25% 3/5/38		2,445,000	2,723,241
7.375% 2/5/25		7,920,000	9,048,600
7.5% 7/14/17		1,735,000	1,982,238
7.5% 11/7/19		2,255,000	2,607,457
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 8,380,000	$ 10,076,950
11.875% 1/15/30		5,055,000	8,277,563
TOTAL TURKEY			78,207,995
Ukraine - 1.5%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		2,545,000	2,341,400
Ukraine Government:
6.25% 6/17/16 (e)		2,600,000	2,327,000
6.385% 6/26/12 (e)		1,260,000	1,225,350
6.58% 11/21/16 (e)		2,095,000	1,880,263
7.65% 6/11/13 (Reg. S)		5,460,000	5,268,900
7.75% 9/23/20 (e)		1,940,000	1,741,150
7.95% 2/23/21 (e)		1,505,000	1,362,025
TOTAL UKRAINE			16,146,088
United States of America - 3.0%
U.S. Treasury Bonds 3.75% 8/15/41		27,477,000	32,113,727
Uruguay - 0.5%
Uruguay Republic:
6.875% 9/28/25		1,065,000	1,251,375
7.625% 3/21/36		3,300,000	4,059,000
TOTAL URUGUAY			5,310,375
Venezuela - 6.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		10,490	285,853
5.75% 2/26/16 (Reg S.)		7,435,000	5,353,200
7.75% 10/13/19 (Reg. S)		11,000,000	7,012,500
8.25% 10/13/24		6,450,000	3,773,250
8.5% 10/8/14		3,490,000	3,053,750
9% 5/7/23 (Reg. S)		9,045,000	5,675,738
9.25% 9/15/27		8,805,000	5,547,150
9.25% 5/7/28 (Reg. S)		10,105,000	6,239,838
9.375% 1/13/34		8,195,000	5,101,388
10.75% 9/19/13		7,670,000	7,516,600
11.95% 8/5/31 (Reg. S)		9,510,000	7,008,870
12.75% 8/23/22		15,995,000	12,716,025
TOTAL VENEZUELA			69,284,162
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		$ 1,445,000	$ 1,416,100
TOTAL GOVERNMENT OBLIGATIONS (Cost $696,150,517)			710,877,391
Preferred Securities - 0.1%

Brazil - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $1,661,657)	1,635,000	1,699,956
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $66,556,754)	66,556,754	66,556,754
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,022,577,315)		1,031,497,575
NET OTHER ASSETS (LIABILITIES) - 2.8%		29,375,509
NET ASSETS - 100%		$ 1,060,873,084
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements <, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,> are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,050,180 or 30.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,051
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 252,363,474	$ -	$ 252,299,164	$ 64,310
Government Obligations	710,877,391	-	710,877,391	-
Preferred Securities	1,699,956	-	1,699,956	-
Money Market Funds	66,556,754	66,556,754	-	-
Total Investments in Securities:	$ 1,031,497,575	$ 66,556,754	$ 964,876,511	$ 64,310
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(1,382,023)
Total Unrealized Gain (Loss)	1,366,113
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	80,220
Transfers out of Level 3	-
Ending Balance	$ 64,310
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (15,910)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $1,016,967,416. Net unrealized appreciation aggregated $14,530,159, of which $43,636,225 related to appreciated investment securities and $29,106,066 related to depreciated investment securities.

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,239,615 of which $3,380,295 and $2,859,320 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, securities, preferred securities and pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011